Earnings per Common Unit (Tables)	5 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Schedule of basic and diluted earnings per share

	The Period From July 31, 2020 (Inception) through December 31, 2020
	Class A	Class B
Basic and diluted net loss per common stock:
Numerator:
Allocation of net loss	$(1,043,325)	$(1,915,209)
Denominator:
Basic and diluted weighted average common stock outstanding	2,079,787	3,817,819
Basic and diluted net loss per common stock	$(0.50)	$(0.50)

The following table reflects presents a reconciliation of the numerator and denominator used to compute basic and diluted net loss per share for each class of common stock:

			For the Period from July 31,
	For the Year Ended		2020 (inception) through
	December 31, 2021		December 31, 2020
	Class A	Class B	Class A	Class B
Basic and diluted net loss per common stock:
Numerator:
Allocation of net loss	$(3,902,690)	$(975,673)	$(1,043,325)	$(1,915,209)
Denominator:
Basic and diluted weighted average common stock outstanding	17,250,000	4,312,500	2,079,787	3,817,819
Basic and diluted net loss per common stock	$(0.23)	$(0.23)	$(0.50)	$(0.50)

Inspirato LLC
Schedule of basic and diluted earnings per share

	Years Ended December 31,
	2019	2020	2021
Numerator
Net loss attributable to common unitholders (in thousands)	$(6,249)	$(540)	$(22,218)
Denominator
Weighted average common units — basic	1,166,154	1,166,154	1,166,063
Net loss per common unit — basic	$(5.36)	$(0.46)	$(19.05)
Weighted average common units — diluted	1,166,154	1,166,154	1,166,063
Net loss per common unit — diluted	$(5.36)	$(0.46)	$(19.05)

Schedule of anti-dilutive securities

	2019	2020	2021
Preferred units	1,416,199	1,416,199	1,415,673
Stock options	343,918	299,728	214,855
Preferred warrants	13,684	13,684	13,684
Profits interests	92,146	197,764	267,888
Anti-dilutive preferred units, stock options, warrants, and profits interests	1,865,947	1,927,375	1,912,100